United States
                      Securities and Exchange Commission
                           Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               New England Investment & Retirement Group, Inc.
Address:            231 Sutton Street, Suites 2A/2B
                    North Andover, MA 01845


13F File Number:    28-14778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Dennis M. Galvin
Title:              Chief Operations Officer
Phone:              (978) 975-2559

Signature, Place, and Date of Signing:
/s/ Dennis M. Galvin    North Andover, MA    November 09, 2012


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE

[ ]     13F COMBINATION REPORT



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:     127,946.54 (x1000)




List of Other Included Managers: NONE


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                                                    FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT          -------VOTING AUTHORITY------
--------NAME OF ISSUER-------- -TITLE OF CLASS- --CUSIP-- -X$1000- -PRN AMT- PRN CALL DISCRTN MANAGERS ---SOLE-- --SHARED- ---NONE--
ALTRIA GROUP INC	       COM		02209S103     1684     48741 SH	      SOLE		       0	 0     48741
ALTRIA GROUP INC	       COM		02209S103     1713     51312 SH	      SOLE		       0	 0     51312
AMERICAN ELEC PWR INC	       COM		025537101     3515     80000 SH	      SOLE		       0	 0     80000
AMERICAN INTL GROUP INC	       COM NEW		026874784     4839    147567 SH	      SOLE		       0	 0    147567
ANNALY CAP MGMT INC	       COM		035710409      267     15879 SH	      SOLE		       0	 0     15879
APPLE INC 		       COM		037833100    10670     15995 SH	      SOLE		       0	 0     15995
AT&T INC		       COM		00206R102      410     10863 SH	      SOLE	               0	 0     10863
BANK OF AMERICA CORPORATION    COM		060505104     4162    471295 SH	      SOLE		       0	 0    471295
BARCLAYS BK PLC 	       IPTH S&P VIX NEW	06740C261     2013    223708 SH	      SOLE		       0	 0    223708
CATERPILLAR INC DEL	       COM		149123101     1363     15847 SH	      SOLE		       0	 0     15847
CSX CORP		       COM		126408103      277     13368 SH	      SOLE		       0	 0     13368
DELL INC		       COM		24702R101      591     59934 SH	      SOLE		       0	 0     59934
ENTERPRISE PRODS PARTNERS L    COM		293792107     1847     34466 SH	      SOLE		       0	 0     34466
EXXON MOBIL CORP	       COM		30231G102     5336     58350 SH	      SOLE		       0	 0     58350
FORD MTR CO DEL		       COM PAR $0.01	345370860      468     47460 SH	      SOLE		       0	 0     47460
FOSSIL INC 		       COM		349882100     3588     42365 SH	      SOLE		       0	 0     42365
FREEPORT-MCMORAN COPPER & GO   COM		35671D857      261	6600 SH	      SOLE		       0	 0 	6600
GENERAC HLDGS INC	       COM		368736104      691     30206 SH	      SOLE		       0	 0     30206
GENERAL ELECTRIC CO	       COM		369604103      246     10847 SH	      SOLE		       0	 0     10847
GNC HLDGS INC		       COM CL A		36191G107      984     25256 SH	      SOLE		       0	 0     25256
GREEN BANKSHARES INC	       COM NEW		394361208	18     10000 SH	      SOLE		       0	 0     10000
HALLIBURTON CO		       COM		406216101      257	7640 SH	      SOLE		       0	 0 	7640
HARLEY DAVIDSON INC	       COM		412822108      243	5724 SH	      SOLE		       0	 0 	5724
HOME DEPOT INC		       COM		437076102     1817     30098 SH	      SOLE		       0	 0     30098
INDIA GLOBALIZATION CAP INC    COM		45408X100	 2     12000 SH	      SOLE		       0	 0     12000
ISHARES GOLD TRUST 	       ISHARES		464285105     1121     64928 SH	      SOLE		       0	 0     64928
ISHARES INC		       MSCI BRAZIL	464286400     2407     44518 SH	      SOLE		       0	 0     44518
ISHARES INC		       MSCI STH AFRCA	464286780     7150    107113 SH	      SOLE		       0	 0    107113
ISHARES TR	 	       DJ SEL DIV INX	464287168     9315    161501 SH	      SOLE		       0	 0    161501
ISHARES TR		       RUSL 2000 VALU	464287630     5012     67786 SH	      SOLE		       0	 0     67786
ISHARES TR		       US PFD STK IDX	464288687      779     19545 SH	      SOLE		       0	 0     19545
ISHARES TR		       DJ HOME CONSTN	464288752     3198    165296 SH	      SOLE		       0	 0    165296
JPMORGAN CHASE & CO	       ALERIAN ML ETN	46625H365    15331    379055 SH	      SOLE		       0	 0    379055
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER	494550106     2164     26235 SH	      SOLE	               0	 0     26235
LAS VEGAS SANDS CORP	       COM		517834107      868     18712 SH	      SOLE		       0	 0     18712
LILLY ELI & CO		       COM		532457108     4067     85777 SH	      SOLE		       0	 0     85777
LOCKHEED MARTIN CORP	       COM		539830109      264	2832 SH	      SOLE		       0	 0 	2832
MARKET VECTORS ETF TR	       MTG REIT ETF	57060U324     1196     42816 SH	      SOLE		       0	 0     42816
NATIONAL BK GREECE S A	       SPN ADR REP 1 SH	633643606      148     61720 SH	      SOLE		       0	 0     61720
P C CONNECTION		       COM		69318J100     1720    149409 SH	      SOLE		       0	 0    149409
PFIZER INC		       COM		717081103      266     10701 SH	      SOLE	               0	 0     10701
PHILIP MORRIS INTL INC	       COM		718172109     3818     42447 SH	      SOLE		       0	 0     42447
PIEDMONT OFFICE REALTY TR IN   COM CL A		720190206      965     55653 SH	      SOLE		       0	 0     55653
POWERSHARES QQQ TRUST 	       UNIT SER 1	73935A104     1857     27088 SH	      SOLE		       0	 0     27088
RETAIL PPTYS AMER INC 	       CL A		76131V202      151     13313 SH	      SOLE		       0	 0     13313
SPDR GOLD TRUST 	       GOLD SHS		78463V107    10342     60169 SH	      SOLE		       0	 0     60169
SPDR SERIES TRUST 	       S&P METALS MNG	78464A755     1474     33870 SH	      SOLE		       0	 0     33870
3M CO 			       COM		88579Y101      314	3402 SH	      SOLE		       0	 0 	3402
UNITIL CORP 		       COM		913259107      644     23672 SH	      SOLE		       0	 0     23672
VANGUARD WORLD FDS 	       HEALTH CAR ETF	92204A504     4984     68082 SH	      SOLE		       0	 0     68082
VERIZON COMMUNICATIONS INC     COM		92343V104     2404     52765 SH	      SOLE		       0	 0     52765
WESTPORT INNOVATIONS INC       COM NEW		960908309      404     14500 SH	      SOLE		       0	 0     14500




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